Business segment information	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Business segment information

19	Business segment information
(a)	The Company has four business segments, Scales, Pet Electronic Products, Rental and Management and Others for the fiscal years ended March 31, 2020, 2021 and 2022. The Chief Operating Decision Maker, identified as the Chief Executive Officer and Chief Financial Officer, reviews these segment results when making decisions about allocating revenues and assessing the performance of the Company.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications. Revenue from scale products was 60% (2021: 42%; 2020: 45%) of overall revenue of the Company for the fiscal year ended March 31, 2022, and the Company expects that the revenue will continue to contribute a similar level of revenue for the next 12 months.

Pet Electronic Products principally involve development and production of pet-related electronic products that are used in consumer applications. Revenue from pet electronic products was 32% (2021: 51%; 2020: 48%) of overall revenue of the Company for the fiscal year ended March 31, 2022, and the Company expects that the revenue from pet electronic products will continue to contribute a similar level of revenue for the next 12 months.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronic products, (ii) sales of scrap materials and (iii) home appliances including cordless leaf blower, food vacuum sealer and hydroponics growing system.

Rental and Management involve leasing out part of our factories and machinery to third parties. Revenue from rental and management was 8% (2021: 7%; 2020: 7%) of overall revenue of the Company for the fiscal year ended March 31, 2022. The Company expects that the revenue from rental and management will continue to contribute a similar level of revenue for the next 12 months.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2020, 2021, and 2022:

	Year ended March 31,
Product Line	2020	2021	2022
Scales	44%	41%	60%
Pet Electronic Products and Others	49%	52%	32%
Rental and Management	7%	7%	8%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

(a)	Summarized financial information by business segment as of and for the fiscal years ended March 31, 2020, 2021 and 2022 is as follows:

	Net revenue	Cost of revenue	Operating income / loss	Identifiable assets as of March 31,	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands
2020
Scales	5,836	3,194	448	4,940	317	534
Pet Electronic Products and Others	6,359	1,757	867	5,384	346	581
Rental and Management	901	739	(953)	4,026	442	9

Total operating segments	13,096	5,690	362	14,350	1,105	1,124
Corporate	—	—	—	9,851	—	—

Group	13,096	5,690	362	24,201	1,105	1,124

2021
Scales	6,494	2,283	949	4,591	285	142
Pet Electronic Products and Others	8,063	2,834	1,179	5,700	354	176
Rental and Management	1,033	823	(922)	4,096	442	382

Total operating segments	15,590	5,940	1,206	14,387	1,081	700
Corporate	—	—	—	11,255	—	—

Group	15,590	5,940	1,206	25,642	1,081	700

2022
Scales	8,811	4,472	(842)	7,597	439	162
Pet Electronic Products and Others	4,765	2,418	(455)	4,109	238	88
Rental and Management	1,225	789	(921)	4,736	464	955

Total operating segments	14,801	7,679	(2,218)	16,442	1,141	1,205
Corporate	—	—	—	7,308	—	—

Group	14,801	7,679	(2,218)	23,750	1,141	1,205

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development is carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong and the PRC.

Property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2021	2022
	$ in thousands	$ in thousands
Hong Kong	750	702
The PRC	8,750	9,293

Property, plant and equipment, net	9,500	9,995

(c)	The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2020, 2021 and 2022:

	Year ended March 31,
	2020		2021		2022
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	7,453	57	9,732	62	8,340	56
Germany	3,613	28	3,666	24	4,602	31
The PRC	1,288	10	1,403	9	1,322	9

	12,354	95	14,801	95	14,264	96

(d)	The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2020, 2021 and 2022:

		Year Ended March 31,
		2020		2021		2022
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%
Customer A	Scales	3,573	27	3,633	23	4,511	30
Customer C	Scales	1,239	9	1,386	9	1,703	12

		4,812	36	5,019	32	6,214	42